Future Aggregate Minimum Lease Payments Required Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 910
2016	235
2017	4
Operating Leases, Future Minimum Payments Due, Total	$ 1,149